FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Tax benefit for partnership energy storage operations	$ 2,412	$ 1,341
Financial assets pledged as collateral for liabilities or contingent liabilities	3,284	3,032
Financial assets and other assets	23,754	21,889
Financial assets	647	0
Disclosure of financial liabilities [line items]
Financial liabilities	50,996	47,413
Cumulative benefit	1,071	1,341	$ 0
Brookfield Corporation
Disclosure of financial assets [line items]
Financial assets	584	0
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	144	170
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	57	187
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	50,795	47,056
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	879	937
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	5,072	4,767
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	17,803	16,185
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	7,247	8,551
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	144	170
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	57	187
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	7,046	8,194
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	43,749	38,862
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	43,749	38,862
Provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	6,941	8,140
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	3,546	3,239
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	3,546	3,239
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	7,725	6,279
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	7,725	6,279
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	12,483	12,371
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	879	937
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	5,072	4,767
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	$ 6,532	$ 6,667